Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000253559 | SPDR Bloomberg 1-3 Month T-Bill ETF8852935
Holdings [Line Items]
Percent of Total Investments	19.50%
C000253559 | Goldman Sachs Access Treasury 0-1 Year ETF8852929
Holdings [Line Items]
Percent of Total Investments	19.10%
C000253559 | SPDR Portfolio TIPS ETF8852939
Holdings [Line Items]
Percent of Total Investments	17.00%
C000253559 | iShares 0-3 Month Treasury Bond ETF8852931
Holdings [Line Items]
Percent of Total Investments	14.50%
C000253559 | Vanguard Intermediate-Term Treasury ETF8852941
Holdings [Line Items]
Percent of Total Investments	10.10%
C000253559 | iShares TIPS Bond ETF8852933
Holdings [Line Items]
Percent of Total Investments	9.10%
C000253559 | SPDR Portfolio Intermediate Term Treasury ETF8852937
Holdings [Line Items]
Percent of Total Investments	8.00%
C000253559 | Global X 1-3 Month T-Bill ETF8852927
Holdings [Line Items]
Percent of Total Investments	2.30%
C000253559 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000253559 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000253560 | Sprott Physical Silver Trust8852955
Holdings [Line Items]
Percent of Total Investments	23.50%
C000253560 | iShares 0-5 Year TIPS Bond ETF8852951
Holdings [Line Items]
Percent of Total Investments	19.30%
C000253560 | WisdomTree Efficient Gold Plus Gold Miners Strategy Fund8852960
Holdings [Line Items]
Percent of Total Investments	17.70%
C000253560 | Vanguard Short-Term Inflation-Protected Securities ETF8852957
Holdings [Line Items]
Percent of Total Investments	12.50%
C000253560 | Harbor Commodity All Weather Strategy ETF8852946
Holdings [Line Items]
Percent of Total Investments	9.80%
C000253560 | Invesco Agriculture Commodity Strategy No. K-1 ETF8852949
Holdings [Line Items]
Percent of Total Investments	9.80%
C000253560 | PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund8852953
Holdings [Line Items]
Percent of Total Investments	6.90%
C000253560 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000253560 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	76.10%
C000253560 | Closed-End Fund
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000253561 | SPDR MSCI ACWI ex-US ETF8852980
Holdings [Line Items]
Percent of Total Investments	22.70%
C000253561 | Vanguard Total International Stock ETF8852985
Holdings [Line Items]
Percent of Total Investments	22.50%
C000253561 | JPMorgan BetaBuilders Japan ETF8852974
Holdings [Line Items]
Percent of Total Investments	13.60%
C000253561 | SPDR Portfolio Emerging Markets ETF8852981
Holdings [Line Items]
Percent of Total Investments	12.90%
C000253561 | iShares MSCI Germany ETF8852966
Holdings [Line Items]
Percent of Total Investments	9.70%
C000253561 | SPDR S&P Emerging Markets Small Cap ETF8852984
Holdings [Line Items]
Percent of Total Investments	6.00%
C000253561 | iShares MSCI Global Gold Miners ETF8852969
Holdings [Line Items]
Percent of Total Investments	3.10%
C000253561 | iShares MSCI Japan Small-Capital ETF8852973
Holdings [Line Items]
Percent of Total Investments	2.90%
C000253561 | SPDR EURO STOXX 50 ETF8852977
Holdings [Line Items]
Percent of Total Investments	1.70%
C000253561 | iShares MSCI Europe Small-Capital ETF8852963
Holdings [Line Items]
Percent of Total Investments	1.70%
C000253561 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000253561 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000253562 | Invesco Nasdaq 100 ETF8853026
Holdings [Line Items]
Percent of Total Investments	23.40%
C000253562 | Technology Select Sector SPDR Fund8853041
Holdings [Line Items]
Percent of Total Investments	20.60%
C000253562 | Invesco QQQ Trust Series 18853029
Holdings [Line Items]
Percent of Total Investments	15.80%
C000253562 | Financial Select Sector SPDR Fund8853014
Holdings [Line Items]
Percent of Total Investments	8.30%
C000253562 | Communication Services Select Sector SPDR Fund8852999
Holdings [Line Items]
Percent of Total Investments	6.70%
C000253562 | Consumer Discretionary Select Sector SPDR Fund8853003
Holdings [Line Items]
Percent of Total Investments	5.90%
C000253562 | Health Care Select Sector SPDR Fund8853018
Holdings [Line Items]
Percent of Total Investments	5.30%
C000253562 | Industrial Select Sector SPDR Fund8853022
Holdings [Line Items]
Percent of Total Investments	5.00%
C000253562 | Consumer Staples Select Sector SPDR Fund8853007
Holdings [Line Items]
Percent of Total Investments	2.90%
C000253562 | Energy Select Sector SPDR Fund8853010
Holdings [Line Items]
Percent of Total Investments	1.80%
C000253562 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000253562 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	99.40%